Taxes on Income (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax assets and liabilities [Abstract]
Net operating losses carryforwards	$ 8,701	$ 7,792
Research and development	1,514	2,312
Lease liability	9,441	10,161
Reserves and allowances	5,523	7,140
Other	2,041	1,011
Deferred tax assets before valuation allowance	27,220	28,416
Valuation allowance	(8,057)	(6,797)
Deferred tax assets	19,163	21,619
Capitalized software development costs	(3,428)	(4,011)
Lease right-of-use asset	(9,441)	(10,161)
Acquired intangibles	(17,498)	(8,107)
Property and equipment	(380)	(415)
Undistributed earnings	(1,302)	(921)
Other	(1,254)	(278)
Deferred tax liabilities	(33,303)	(23,893)
Deferred tax liabilities, net	(14,140)	(2,274)
Deferred tax assets, net	1,870	2,808
Deferred tax liabilities, net	(16,010)	(5,082)
Deferred tax liabilities, net	$ (14,140)	$ (2,274)